iShares
®
U.S. Healthcare Providers ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Health Care Facilities  —  14 .0%
Acadia Healthcare Co., Inc.
(a)
.................. 162,979 $ 4,812,770
Brookdale Senior Living, Inc.
(a) (b)
................ 421,257 6,778,025
Community Health Systems, Inc.
(a) (b)
............. 222,517 743,207
Concentra Group Holdings Parent, Inc. ........... 209,900 6,244,525
Encompass Health Corp. .................... 173,454 17,532,730
Ensign Group, Inc. (The) ..................... 101,363 16,248,489
HCA Healthcare, Inc. ....................... 134,614 52,484,652
National HealthCare Corp. .................... 22,119 4,675,072
PACS Group, Inc.
(a)
........................ 79,058 3,371,033
Select Medical Holdings Corp. ................. 197,729 3,264,506
Surgery Partners, Inc.
(a)
..................... 137,457 2,309,278
Tenet Healthcare Corp.
(a)
..................... 150,581 28,170,694
U.S. Physical Therapy, Inc. ................... 27,485 1,887,670
Universal Health Services, Inc. , Class B .......... 93,202 13,858,205
162,380,856
a
Health Care Services  —  38 .6%
Addus HomeCare Corp.
(a)
.................... 32,565 3,271,806
agilon health, Inc.
(a)
........................ 22,376 2,398,260
AMN Healthcare Services, Inc.
(a)
................ 69,610 2,253,276
Astrana Health, Inc.
(a)
....................... 75,687 3,512,634
Aveanna Healthcare Holdings, Inc.
(a)
............. 137,256 1,176,284
BrightSpring Health Services, Inc.
(a)
............. 276,557 19,287,085
Castle Biosciences, Inc.
(a)
.................... 55,886 1,332,881
Chemed Corp. ............................ 23,203 10,806,565
Cigna Group (The) ......................... 169,890 46,835,275
CorVel Corp.
(a)
............................ 55,490 3,469,235
Cross Country Healthcare, Inc.
(a)
............... 57,628 761,266
CVS Health Corp. ......................... 1,673,365 173,109,609
DaVita, Inc.
(a) (b)
........................... 56,157 12,493,809
Fulgent Genetics, Inc.
(a) (b)
.................... 35,910 736,873
GeneDx Holdings Corp. , Class A
(a) (b)
............. 39,351 2,701,446
Guardant Health, Inc.
(a)
...................... 231,793 34,775,904
Hims & Hers Health, Inc.
(a) (b)
................... 370,692 12,851,892
Hinge Health, Inc. , Class A
(a) (b)
................. 56,231 4,667,173
Labcorp Holdings, Inc. ...................... 143,334 40,133,520
LifeStance Health Group, Inc.
(a)
................ 406,981 4,358,767
NeoGenomics, Inc.
(a)
....................... 233,085 3,400,710
OPKO Health, Inc.
(a) (b)
....................... 781,504 1,172,256
Option Care Health, Inc.
(a) (b)
................... 276,963 5,807,914
Pediatrix Medical Group, Inc.
(a) (b)
................ 142,492 3,609,322
Pennant Group, Inc. (The)
(a)
................... 62,483 2,308,747
Privia Health Group, Inc.
(a)
.................... 209,366 5,386,987
Quest Diagnostics, Inc. ...................... 193,499 41,012,113
RadNet, Inc.
(a)
............................ 123,726 7,630,182
451,261,791
a
Security Shares Value
a
Health Care Technology  —  5 .6%
Certara, Inc.
(a) (b)
........................... 204,338 $ 1,338,414
Doximity, Inc. , Class A
(a)
..................... 234,177 4,856,831
Evolent Health, Inc. , Class A
(a)
................. 198,847 1,077,751
HealthStream, Inc. ......................... 41,238 1,123,735
HeartFlow, Inc.
(a) (b)
......................... 31,739 931,222
Phreesia, Inc.
(a)
........................... 101,963 1,049,199
Schrodinger, Inc.
(a)
......................... 99,836 1,622,335
Teladoc Health, Inc.
(a) (b)
...................... 316,549 2,684,336
Veeva Systems, Inc. , Class A
(a) (b)
............... 262,452 46,577,356
Waystar Holding Corp.
(a) (b)
.................... 201,771 4,142,359
65,403,538
a
Managed Health Care  —  41 .8%
Alignment Healthcare, Inc.
(a)
.................. 200,278 4,768,619
Centene Corp.
(a)
.......................... 769,148 49,371,610
Clover Health Investments Corp. , Class A
(a) (b)
....... 719,504 3,770,201
Elevance Health, Inc. ....................... 215,682 83,410,700
HealthEquity, Inc.
(a) (b)
....................... 147,770 13,346,586
Humana, Inc. ............................ 137,891 54,773,063
Molina Healthcare, Inc.
(a) (b)
.................... 91,104 20,835,485
Progyny, Inc.
(a)
............................ 128,326 3,699,639
UnitedHealth Group, Inc. ..................... 616,699 256,318,604
490,294,507
a
Total Long-Term Investments — 100.0%
(Cost: $ 1,124,858,961 ) ............................... 1,169,340,692
a
Short-Term Securities
Money Market Funds  —  3 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(c) (d) (e)
............................ 35,545,451 35,556,115
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(c) (d)
............................. 932,182 932,182
a
Total Short-Term Securities — 3.1%
(Cost: $ 36,482,712 ) ................................. 36,488,297
Total Investments — 103.1%
(Cost: $ 1,161,341,673 ) ............................... 1,205,828,989
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (35,744,357)
Net Assets — 100.0% ................................. $ 1,170,084,632
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 12,805,922 $ 22,746,777
(a)
$ — $ 2,198 $ 1,218 $ 35,556,115 35,545,451 $ 11,786
(b)
$ —

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
U.S. Healthcare Providers ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. $ 420,581 $ 511,601
(a)
$ — $ — $ — $ 932,182 932,182 $ 4,493 $ —
$ — $ 2,198 $ 1,218
$ 36,488,297
$ 16,279 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 24 09/18/26 $ 3,878 $ 25,129
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,169,340,692  $ —  $ —  $ 1,169,340,692
Short-Term Securities
Money Market Funds ...................................... 36,488,297  —  —  36,488,297
$ 1,205,828,989  $ —  $ —  $ 1,205,828,989
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 25,129  $ —  $ —  $ 25,129
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.